Property, Plant and Equipment, Net (Schedule of Composition of Depreciation Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
Depreciation charged to cost of sales	$ 31,141	$ 29,809
Depreciation charged to selling, general and administrative expenses	766	224
Depreciation charged to results	31,907	30,033
Amortization of intangibles charged to selling, general and administrative expenses	185	383
Depreciation and amortization from continuing operations	$ 32,092	$ 30,416	$ 30,794